Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues	$ 3,236,286	$ 6,473,673	$ 3,600,078
Cost of revenues	3,026,214	5,667,008	3,214,349
Gross Profit	210,072	806,665	385,729
Operating Expenses:
Selling expenses	1,194,179	3,774,666	826,242
General and administrative expenses	9,406,268	8,592,966	4,619,058
(Recovery of) provision for credit losses	(611,158)	1,710,839	2,250,334
Impairment of long-lived assets	399,097		4,344,133
Impairment of goodwill		1,018,870
Research and development expenses	1,166,044	960,598	346,951
Total Operating Expenses	11,554,430	16,057,939	12,386,718
Loss from Operations	(11,344,358)	(15,251,274)	(12,000,989)
Other Income (Expenses):
Interest expense	(420,514)	(321,686)	(103,340)
Interest income	25,182	3,234	1,898
Other income (expenses), net	(4,336,370)	177,753	(26,991)
Loss from disposal of REIT Changjiang			(6,293,149)
Gain from dissolution of subsidiaries	37,569	508,345
Share of losses in equity method investments	(95,031)	(46,209)	(142,673)
Change in fair value convertible debt	47,813	(467,383)	(1,908,830)
Total Other Income (Expenses), net	(4,741,351)	(145,946)	(8,473,085)
Loss before provision for income taxes	(16,085,709)	(15,397,220)	(20,474,074)
Income taxes provision (benefit)	(16,639)	(17,562)	3,469
Net loss from continuing operations	(16,069,070)	(15,379,658)	(20,477,543)
Net loss from discontinued operations, net of taxes			(1,596,390)
Net Loss	(16,069,070)	(15,379,658)	(22,073,933)
Less: net loss attributable to noncontrolling interest	(427,335)	(750,603)	(969,107)
Net loss attributable to ReTo Eco-Solutions, Inc.	(15,641,735)	(14,629,055)	(21,104,826)
Other Comprehensive income (loss):
Foreign currency translation adjustments	223,433	(1,183,819)	493,769
Comprehensive Loss	(15,845,637)	(16,563,477)	(21,580,164)
Less: comprehensive loss attributable to noncontrolling interest	(339,231)	(680,918)	(938,771)
Comprehensive loss attributable to ReTo Eco-Solutions, Inc.	(15,506,406)	(15,882,559)	(20,641,393)
Net loss attributable to ReTo Eco-Solutions, Inc.
Continuing operations	(15,641,735)	(14,629,055)	(19,508,436)
Discontinued operations			(1,596,390)
Net loss attributable to ReTo Eco-Solutions, Inc.	$ (15,641,735)	$ (14,629,055)	$ (21,104,826)
Basic and Diluted Loss Per Share Attributable to ReTo Eco-Solutions, Inc.
Continuing operations Basic (in Dollars per share)	$ (19.44)	$ (38)	$ (75)
Discontinued operations (in Dollars per share)			(6)
Total (in Dollars per share)	$ (19.44)	$ (38)	$ (81)
Weighted average number of shares
Basic (in Shares)	804,566	388,010	261,608
Nonrelated Party [Member]
Revenues	$ 3,191,961	$ 6,168,798	$ 3,318,294
Cost of revenues	2,982,222	5,195,159	3,039,296
Related Party [Member]
Revenues	44,325	304,875	281,784
Cost of revenues	$ 43,992	$ 471,849	$ 175,053